Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended										12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020		Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator [Abstract]
Consolidated net income	$ 14,378	$ 9,020	$ 10,295	$ 4,499		$ (9,898)	[1],[2]	$ 6,502	$ 13,093	$ 6,536	$ 38,192	$ 16,233	$ 25,327
Denominator [Abstract]
Basic weighted average shares (in shares)											19,398,474	19,627,093	19,355,607
Basic EPS (in dollars per share)	$ 0.74	$ 0.47	$ 0.53	$ 0.23		$ (0.50)		$ 0.33	$ 0.67	$ 0.33	$ 1.97	$ 0.83	$ 1.31
Numerator [Abstract]
Consolidated net income	$ 14,378	$ 9,020	$ 10,295	$ 4,499		$ (9,898)	[1],[2]	$ 6,502	$ 13,093	$ 6,536	$ 38,192	$ 16,233	$ 25,327
Interest expense related to Convertible Senior Notes											4,188	1,958	0
Diluted consolidated net income											$ 42,380	$ 18,191	$ 25,327
Denominator [Abstract]
Basic weighted average shares (in shares)											19,398,474	19,627,093	19,355,607
Convertible Senior Notes (in shares)											3,202,808	3,202,808	0
Stock options (in shares)											336,159	410,447	471,955
Diluted weighted average shares (in shares)											22,937,441	23,240,348	19,827,562
Diluted EPS (in dollars per share)	$ 0.68	$ 0.44	$ 0.49	$ 0.22	[3]	$ (0.50)	[3]	$ 0.31	$ 0.65	$ 0.33	$ 1.85	$ 0.78	$ 1.28

[1]	Includes an immaterial out of period non-cash adjustment of $0.8 million net of tax of $0.3 million related to the prior quarters of 2019
[2]	Includes corporate and vapor restructuring costs of $12.7 million net of tax of $5.1 million
[3]	The effect of 3,202,808 shares issuable upon conversion of the Convertible Senior Notes were excluded from the diluted net income per share calculation because the effect would have been antidilutive.